Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table and related disclosure below are provided in compliance with the requirements of Item 402(v) of Regulation S-K to summarize information regarding the relationship between “Compensation Actually Paid” (as calculated under applicable SEC rules) (“CAP”), for our Principal Executive Officer (PEO) and our non-PEO NEOs, on an average basis, and the Company’s financial performance for Fiscal 2023, Fiscal 2022, and Fiscal 2021.

The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A discussion of the relationship between CAP and the Company’s performance measures listed in the table below, including the measure that the Company has deemed most important in linking CAP during Fiscal 2023 to Company performance.

The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 41 of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)(5)	Total Shareholder Return(6)	Peer Group Total Shareholder Return	Net Income ($000s)(7)	Adjusted EBITDA Margin (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,190,714	$4,702,791	$1,472,635	$915,290	$83.29	$146.23	($10,274)	9.3%
2022	$8,411,949	($13,528,779)	$2,122,936	($2,666,086)	$89.68	$102.04	$67,383	12.9%
2021	$5,482,555	$32,271,135	$1,365,007	$10,146,753	$208.13	$139.60	$158,595	16.2%

(1)
NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2023	Patrick Spence	Edward Lazarus, Maxime Bouvat-Merlin, Nicholas Millington, Shamayne Braman, and Matthew Siegel
2022	Patrick Spence	Edward Lazarus, Matthew Siegel, Nicholas Millington, Brittany Bagley, and Anna Fraser
2021	Patrick Spence	Edward Lazarus, Matthew Siegel, Nicholas Millington, and Brittany Bagley

(2)
Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously-granted RSUs and PSUs. For stock options, changes in fair value were calculated pursuant to a Black-Scholes model as of the last day of the applicable year.
(3)
For Fiscal 2023, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (SCT)	$5,190,714	$1,472,635
Less: Value of stock awards reported in SCT	$4,568,856	$1,025,980
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$1,787,671	$347,095
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($152,408)	($50,203)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$690,336	$140,302
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$1,755,335	$256,189
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$224,749
Total Adjustments	($487,923)	($557,345)
Compensation Actually Paid for Fiscal 2023	$4,702,791	$915,290

(4)
For Fiscal 2022, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$8,411,949	$2,122,936
Less: Value of stock awards reported in SCT	$7,837,371	$1,709,400
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$846,343	$795,978
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($14,655,694)	($1,603,036)

Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$319,351	$131,497
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	($613,357)	($1,337,309)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$1,066,753
Total Adjustments	($21,940,728)	($4,789,023)
Compensation Actually Paid for Fiscal 2022	($13,528,779)	($2,666,086)

(5)
For Fiscal 2021, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$5,482,555	$1,365,007
Less: Value of stock awards reported in SCT	$4,959,209	$523,904
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,845,193	$826,259
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$15,871,590	$5,025,624
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$543,055	$211,775
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$3,487,952	$3,241,991
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$26,788,580	$8,781,746
Compensation Actually Paid for Fiscal 2021	$32,271,135	$10,146,753

(6)
For purposes of calculating peer group total shareholder return (“TSR”), the Nasdaq Computer Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended September 30, 2023. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(7)
The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.
(8)
We identified Adjusted EBITDA margin for Fiscal 2023 as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2023 to Company performance. Adjusted EBITDA margin was one of two of our financial performance measures used in the Company’s annual cash incentive program, as well as one of two of our equally weighted PSU measures, for Fiscal 2023. We define “Adjusted EBITDA margin” as Adjusted EBITDA divided by revenue, with “Adjusted EBITDA” defined as net income (loss) adjusted to exclude the impact of depreciation, stock-based compensation expense, interest income, interest expense, other income (expense), income taxes, and other items that we do not consider representative of our underlying operating performance. Adjusted EBITDA margin and Adjusted EBITDA are non-GAAP measures. See Annex A of this Proxy Statement for reconciliations of non-GAAP items, including Adjusted EBITDA margin and Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA margin
Peer Group Issuers, Footnote
(6)
For purposes of calculating peer group total shareholder return (“TSR”), the Nasdaq Computer Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended September 30, 2023. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 5,190,714	$ 8,411,949	$ 5,482,555
PEO Actually Paid Compensation Amount	$ 4,702,791	(13,528,779)	32,271,135
Adjustment To PEO Compensation, Footnote
(3)
For Fiscal 2023, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (SCT)	$5,190,714	$1,472,635
Less: Value of stock awards reported in SCT	$4,568,856	$1,025,980
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$1,787,671	$347,095
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($152,408)	($50,203)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$690,336	$140,302
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$1,755,335	$256,189
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$224,749
Total Adjustments	($487,923)	($557,345)
Compensation Actually Paid for Fiscal 2023	$4,702,791	$915,290

(4)
For Fiscal 2022, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$8,411,949	$2,122,936
Less: Value of stock awards reported in SCT	$7,837,371	$1,709,400
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$846,343	$795,978
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($14,655,694)	($1,603,036)

Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$319,351	$131,497
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	($613,357)	($1,337,309)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$1,066,753
Total Adjustments	($21,940,728)	($4,789,023)
Compensation Actually Paid for Fiscal 2022	($13,528,779)	($2,666,086)

(5)
For Fiscal 2021, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$5,482,555	$1,365,007
Less: Value of stock awards reported in SCT	$4,959,209	$523,904
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,845,193	$826,259
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$15,871,590	$5,025,624
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$543,055	$211,775
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$3,487,952	$3,241,991
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$26,788,580	$8,781,746
Compensation Actually Paid for Fiscal 2021	$32,271,135	$10,146,753

Non-PEO NEO Average Total Compensation Amount	$ 1,472,635	2,122,936	1,365,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 915,290	(2,666,086)	10,146,753
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For Fiscal 2023, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (SCT)	$5,190,714	$1,472,635
Less: Value of stock awards reported in SCT	$4,568,856	$1,025,980
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$1,787,671	$347,095
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($152,408)	($50,203)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$690,336	$140,302
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$1,755,335	$256,189
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$224,749
Total Adjustments	($487,923)	($557,345)
Compensation Actually Paid for Fiscal 2023	$4,702,791	$915,290

(4)
For Fiscal 2022, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2022 Summary Compensation Table (SCT)	$8,411,949	$2,122,936
Less: Value of stock awards reported in SCT	$7,837,371	$1,709,400
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$846,343	$795,978
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	($14,655,694)	($1,603,036)

Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$319,351	$131,497
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	($613,357)	($1,337,309)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$1,066,753
Total Adjustments	($21,940,728)	($4,789,023)
Compensation Actually Paid for Fiscal 2022	($13,528,779)	($2,666,086)

(5)
For Fiscal 2021, the values included in the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs columns reflect the following adjustments from the values shown in columns (b) and (d), respectively. Numbers may not foot in the tables below due to rounding.

	PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2021 Summary Compensation Table (SCT)	$5,482,555	$1,365,007
Less: Value of stock awards reported in SCT	$4,959,209	$523,904
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$11,845,193	$826,259
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$15,871,590	$5,025,624
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	$543,055	$211,775
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	$3,487,952	$3,241,991
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	$0	$0
Total Adjustments	$26,788,580	$8,781,746
Compensation Actually Paid for Fiscal 2021	$32,271,135	$10,146,753

Compensation Actually Paid vs. Total Shareholder Return

Chart 1: Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return (TSR)

The Compensation Actually Paid values for our PEO and non-PEO NEOs over the three-year period of Fiscal 2021 through Fiscal 2023 generally aligns with the Company’s TSR performance over the same period. This is due primarily to the emphasis on at-risk, performance-based equity incentives in the compensation program design for our PEO and non-PEO NEOs.

As depicted in the below chart, strong absolute TSR performance in Fiscal 2021 exceeded the peer group and drove an increase in the fair value of equity awards, which resulted in increased Compensation Actually Paid values. Weaker TSR performance in Fiscal 2022 resulted in a significant decrease in Compensation Actually Paid. Flatter TSR performance in Fiscal 2023 resulted in more modest Compensation Actually Paid values.

The below chart also compares the Company’s TSR to the peer group TSR, in each case, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of Fiscal 2023.

Compensation Actually Paid vs. Net Income

Chart 2: Compensation Actually Paid Versus Net Income

SEC rules require that net income be presented as a performance measure in the Pay Versus Performance table. No portion of our compensation is directly tied to net income results.

Compensation Actually Paid vs. Company Selected Measure

Chart 3: Compensation Actually Paid Versus Adjusted EBITDA Margin

We identified Adjusted EBITDA margin as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2023 to our performance. Adjusted EBITDA margin was one of two financial performance measures used in our annual cash incentive program, as well as one of two of our PSU measures, for Fiscal 2023. Compensation Actually Paid for 2021 was positive, which is partially attributable to strong Adjusted EBITDA margin results relative to our incentive targets for that year and Adjusted EBITDA margin’s correlation with our stock price. Our Adjusted EBITDA margin results declined in Fiscal 2022 and Fiscal 2023, which partially contributed to negative Compensation Actually Paid in Fiscal 2022 and more modest Compensation Actually Paid in Fiscal 2023.

Tabular List, Table	● Adjusted EBITDA margin ● Revenue
Total Shareholder Return Amount	$ 83.29	89.68	208.13
Peer Group Total Shareholder Return Amount	146.23	102.04	139.6
Net Income (Loss)	$ (10,274,000)	$ 67,383,000	$ 158,595,000
Company Selected Measure Amount	0.093	0.129	0.162
PEO Name	Patrick Spence	Patrick Spence	Patrick Spence
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description
(8)
We identified Adjusted EBITDA margin for Fiscal 2023 as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2023 to Company performance. Adjusted EBITDA margin was one of two of our financial performance measures used in the Company’s annual cash incentive program, as well as one of two of our equally weighted PSU measures, for Fiscal 2023. We define “Adjusted EBITDA margin” as Adjusted EBITDA divided by revenue, with “Adjusted EBITDA” defined as net income (loss) adjusted to exclude the impact of depreciation, stock-based compensation expense, interest income, interest expense, other income (expense), income taxes, and other items that we do not consider representative of our underlying operating performance. Adjusted EBITDA margin and Adjusted EBITDA are non-GAAP measures. See Annex A of this Proxy Statement for reconciliations of non-GAAP items, including Adjusted EBITDA margin and Adjusted EBITDA.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (487,923)	$ (21,940,728)	$ 26,788,580
PEO | Less: Value of stock awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,568,856	7,837,371	4,959,209
PEO | Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,787,671	846,343	11,845,193
PEO | Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,408)	(14,655,694)	15,871,590
PEO | Plus: Fair Market Value (FMV) of awards granted this year and that vested this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,336	319,351	543,055
PEO | Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,755,335	(613,357)	3,487,952
PEO | Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (557,345)	(4,789,023)	8,781,746
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Less: Value of stock awards reported in SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,025,980	1,709,400	523,904
Non-PEO NEO | Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,095	795,978	826,259
Non-PEO NEO | Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,203)	(1,603,036)	5,025,624
Non-PEO NEO | Plus: Fair Market Value (FMV) of awards granted this year and that vested this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,302	131,497	211,775
Non-PEO NEO | Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,189	(1,337,309)	3,241,991
Non-PEO NEO | Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 224,749	$ 1,066,753	$ 0